Goodwill and other intangible assets - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	$ 1,155	$ 1,042		$ 1,099
Impairment Loss Recognised In Replaced Asset		5
Brand
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	590	439		439
Brand | Ruby
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Brand recognized at cost	136		€ 129
Contingent consideration recognised as of acquisition date	16		€ 15
Goodwill and other intangible assets	151
Brand | Kimpton
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	193
Brand | Regent
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	57
Brand | Six Senses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	189
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	$ 208	247		297
Software | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average amortisation period	3 years
Software | Minimum | Guest Reservation System
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average amortisation period	7 years
Software | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average amortisation period	5 years
Software | Maximum | Guest Reservation System
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average amortisation period	10 years
Software | Intangible asset material to entity
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	$ 60
Software | Intangible asset material to entity | Internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	$ 55
Software | Intangible asset material to entity | Internally generated | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average remaining period	2 years
Software | Intangible asset material to entity | Internally generated | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average remaining period	2 years
Management agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	$ 16	$ 18		$ 19
Weighted average remaining amortisation period	11 years	13 years